Property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Carrying amounts	$ 6,594,399	$ 6,601,742	$ 6,610,871
Computer software [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	3,353	4,790	6,843
Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	5,212	6,515	5,968
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	11,156	14,300	20,099
Field equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	5,334	6,668	8,335
Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying amounts	6,568,841	6,568,841	6,568,841
Geological library [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	503	628	$ 785
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	7,497,977	7,495,940
Additions/reduction (1)	1,328	2,037
Balance at ending, cost	7,499,305	7,497,977
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	198,981	198,981
Additions/reduction (1)
Balance at ending, cost	198,981	198,981
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	51,760
Balance at ending, cost		51,760
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	160,941	159,171
Additions/reduction (1)		1,770
Balance at ending, cost	160,941	160,941
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	271,807	271,540
Additions/reduction (1)	1,328	267
Balance at ending, cost	273,135	271,807
Gross carrying amount [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	245,647	245,647
Additions/reduction (1)
Balance at ending, cost	245,647	245,647
Gross carrying amount [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	6,568,841	6,568,841
Additions/reduction (1)
Balance at ending, cost	6,568,841	6,568,841
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	51,760	51,760
Additions/reduction (1)
Balance at ending, cost	51,760	51,760
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	896,235	885,069
Depreciation	8,671	11,166
Balance at ending, accumulated depreciation	904,906	896,235
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	194,191	192,138
Depreciation	1,437	2,053
Balance at ending, accumulated depreciation	195,628	194,191
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	154,426	153,203
Depreciation	1,303	1,223
Balance at ending, accumulated depreciation	155,729	154,426
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	257,507	251,441
Depreciation	4,472	6,066
Balance at ending, accumulated depreciation	261,979	257,507
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	238,979	237,312
Depreciation	1,334	1,667
Balance at ending, accumulated depreciation	240,313	238,979
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation
Depreciation
Balance at ending, accumulated depreciation
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	51,132	50,975
Depreciation	125	157
Balance at ending, accumulated depreciation	$ 51,257	$ 51,132